CONVERTIBLE PROMISSORY NOTES, NET (Tables)	9 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
SCHEDULE OF DEBT NOTES	The notes consist of the following components as of September 30, 2023:
Principal	$4,200,000
Debt discount	(4,178,395)
Interest expense	975,499
Net Carrying Balance at September 30, 2023	$997,104

SCHEDULE OF DEBT DISCOUNT OF THE CONVERTIBLE NOTES

As of the period ended September 30, 2023, debt discount of the convertible notes consisted of following:

Start Date	End Date	Debt Discount At Debt Issuance	Amortization	Debt Discount As of September 30, 2023
April 12, 2023	April 12, 2025	$2,520,000	$630,000	$1,890,000
May 23, 2023	May 23, 2025	1,658,395	345,499	1,312,896
Total		$4,178,395	$975,499	$3,202,896